Business Consolidation and Other Activities, Charges by Segment (Details) $ in Millions	12 Months Ended
	Sep. 28, 2024 USD ($) segment	Sep. 30, 2023 USD ($)
Business Consolidation and Other Activities [Abstract]
Number of reporting segments | segment	3
Estimated cost of plant rationalizations	$ 250
Business consolidation and other activities	160	$ 78
Consumer Packaging International [Member]
Business Consolidation and Other Activities [Abstract]
Business consolidation and other activities	123	50
Consumer Packaging North America [Member]
Business Consolidation and Other Activities [Abstract]
Business consolidation and other activities	11	23
Flexibles [Member]
Business Consolidation and Other Activities [Abstract]
Business consolidation and other activities	$ 26	$ 5